EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the share-based payments expense during the year ended December 31, 2021, 2020, and 2019:

	For the Year Ended
	December 31, 2021		December 31, 2020		December 31, 2019
Employees and directors share-based payments	$2,950,000	(a)(c)	$298,000	(a)(c)	$494,000	(c)
Stock options issued for services	$-		$89,000	(d)	$67,000	(d)
Shares issued for services	$187,000	(a)	$357,000	(a)	$19,000	(a)
	$3,137,000		$744,000		$580,000

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the year ended December 31, 2021, 2020 and 2019 is summarized as follows:

			Weighted Average
			Remaining
		Weighted	Contractual	Aggregated
	Options	Average	Life	Intrinsic
	Outstanding *	Exercise Price*	(Year)	Value
Outstanding at January 1, 2019	333,700	$6.66	2.40	$188,790
Exercised	-	-	-	-
Canceled	(36,800)	$6.90	-	$-
Outstanding at December 31, 2019	296,900	$6.66	1.4	$-
Granted	333,348	2.4	-	-
Exercised	(294,733)	6.66	-	-
Canceled	(9,167)	$3.48	-	$-
Outstanding at December 31, 2020	326,348	2.4	2.6	143,587
Granted	-		-	-
Exercised	-		-	-
Canceled	(28,667)	$2.4	-	$-
Outstanding at December 31, 2021	297,681	2.4	1.6	714,400
Vested and expected to be vested as of December 31, 2021	297,681	2.4	1.6	714,600
Options exercisable as of December 31, 2021 (vested)	-	-	-	-

SCHEDULE OF NON-VESTED SHARE ACTIVITY

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options*	Fair Value*
Non-vested at January 1, 2021	326,348	$1.01
Granted	-	$
Vested	(297,681)	$1.01
Canceled	(28,667)	$1.01
Non-vested at December 31, 2021	-	$-

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE

	2021
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
July 2020 stock options to consultants	57,366	$2.64	07/09/2023
April 2021 warrants to consultant	15,000	$6.30	04/15/2022
Total	72,366